UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number     811-10113
                                                ----------------------------

                        UBS Juniper Crossover Fund L.L.C.
        --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
        --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
        --------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


                                                                   MARKET VALUE/
  SHARES                                                            FAIR VALUE
--------------------------------------------------------------------------------
             INVESTMENTS IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED)
             ----------------------------------------------------------------
             (100.10%)
             ---------
             COMMON STOCK (78.80%)
             ---------------------
             DIAGNOSTIC EQUIPMENT (2.52%)
   127,600   Gen-Probe, Inc. *                                    $   5,087,412
                                                                  -------------
             DIAGNOSTIC KITS (2.20%)
   996,000   Orthovita, Inc. *                                        4,457,100
                                                                  -------------
             MEDICAL - BIOMEDICAL/GENETICS (24.22%)
   150,000   Affymetrix, Inc. *                                       4,606,500
   135,000   Amgen, Inc. *                                            7,669,350
   137,878   BioCryst Pharmaceuticals, Inc. *, (b)                      703,178
   110,000   Biogen Idec, Inc. *                                      6,728,700
   155,000   Enzon Pharmaceuticals, Inc. *                            2,472,250
   200,000   Exelixis, Inc. *                                         1,612,000
   125,000   Genentech, Inc. *                                        6,552,500
   190,000   Genzyme Corp. *                                         10,337,900
   170,000   Human Genome Sciences, Inc. *                            1,854,700
    10,445   LifeCell Corp. *                                           104,450
   490,000   LifeCell Corp. *, (b)                                    4,900,000
    81,000   Transkaryotic Therapies, Inc. *                          1,436,130
                                                                  -------------
                                                                     48,977,658
                                                                  -------------
             MEDICAL - DRUGS (30.01%)
   105,000   Altana AG - (Germany) **                                 6,109,731
    93,819   Auxilium Pharmaceuticals, Inc                              800,276
   260,000   Chugai Pharmaceutical Co., Ltd. - (Japan) **             3,748,492
   105,000   Eli Lilly and Co.                                        6,305,250
   219,000   Fujisawa Pharmaceutical Co., Ltd. - (Japan) **           4,937,758
   120,800   Ligand Pharmaceuticals, Inc. - Class B *                 1,210,416
    80,000   Ligand Pharmaceuticals, Inc. - Class B *, (b)              801,600
   160,000   Novartis AG - (Switzerland) **                           7,457,356
    65,000   OSI Pharmaceuticals, Inc. *                              3,994,900
   266,000   Pfizer, Inc.                                             8,139,600
   231,000   Schering-Plough Corp.                                    4,402,860
    10,000   Serono SA - Class B - (Switzerland) **                   6,174,421
   130,000   Takeda Pharmaceutical Co., Ltd. - (Japan) **             5,897,564
   447,072   Vernalis Plc - (United Kingdom) *, **                      711,924
                                                                  -------------
                                                                     60,692,148
                                                                  -------------
             MEDICAL - IMAGING SYSTEMS (6.28%)
   330,000   Given Imaging, Ltd. *, (b)                              12,691,800
                                                                  -------------
             RESEARCH & DEVELOPMENT (1.22%)
   274,767   Senomyx, Inc. *                                          2,472,628
                                                                  -------------
             THERAPEUTICS (12.35%)
   235,000   Abgenix, Inc. *                                          2,317,100
   651,473   Avanir Pharmaceuticals-Class A *                         1,850,183
   316,000   Bioenvision, Inc. *                                      2,524,840

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


                                                                   MARKET VALUE/
  SHARES                                                            FAIR VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             ------------------------
             THERAPEUTICS (CONTINUED)
   451,558   DOV Pharmaceuticals, Inc. *, (b)                     $   7,739,704
   192,500   NPS Pharmaceuticals, Inc. *                              4,192,650
   100,000   Onyx Pharmaceuticals, Inc. *                             4,301,000
   121,300   Tanox, Inc. *                                            2,046,331
                                                                  -------------
                                                                     24,971,808
                                                                  -------------
             TOTAL COMMON STOCK (Cost $116,663,022)                 159,350,554
                                                                  -------------
             PREFERRED STOCKS (17.93%)
             -------------------------
             DRUG DISCOVERY/DRUG DEVELOPMENT (3.71%)
 1,071,500   Biosynexsus, Inc., Series C *, (a)                       1,580,462
   747,555   Corus Pharma, Inc., Series A *, (a)                        867,163
 1,058,169   Corus Pharma, Inc., Series B *, (a)                      1,227,476
 1,083,073   Corus Pharma, Inc., Series C *, (a)                      1,256,365
   476,436   Emphasys Medical, Inc., Series D *, (a)                    909,993
 1,235,335   Eximias Pharmaceuticals Corp., Series D *, (a)             661,813
   132,575   Rejuvenon Corp, Series B *, (a)                            413,634
   551,511   Salmedix, Inc., Series C *, (a)                            579,087
                                                                  -------------
                                                                      7,495,993
                                                                  -------------
             MEDICAL - BIOMEDICAL/GENETICS (0.81%)
   316,091   Macrogenics, Inc., Series A1 & A2 *, (a)                   316,091
 1,307,000   Predix Pharmaceuticals Holdings, Inc.,
               Series AB *, (a)                                         288,063
 4,729,409   Predix Pharmaceuticals Holdings, Inc.,
               Series C *, (a)                                        1,042,220
                                                                  -------------
                                                                      1,646,374
                                                                  -------------
             MEDICAL - DRUGS (0.24%)
    94,008   Peninsula Pharmaceuticals, Inc. *, (a)                     496,360
                                                                  -------------
             MEDICAL - TOOLS (1.25%)
   802,771   Agensys, Inc., Series C *, (a)                           2,528,729
                                                                  -------------
             MEDICAL DEVICE (0.94%)
 9,559,200   Cryocor, Inc., Series D *, (a)                           1,896,545
                                                                  -------------
             RESEARCH PRODUCT/TECHNOLOGY PLATFORM (0.78%)
 1,016,253   Amnis Corporation, Series B-1 *, (a)                       217,319
   395,114   Amphora Discovery Corp., Series A *, (a)                         0
   615,812   LumiCyte, Inc., Series B *, (a)                                  0
   369,549   Molecular Staging, Inc., Series D *, (a)                 1,363,636
                                                                  -------------
                                                                      1,580,955
                                                                  -------------
             TECHNOLOGY PLATFORM/DRUG DISCOVERY (3.97%)
   268,815   Avalon Pharmaceuticals, Inc., Series B *, (a)              711,204
 1,092,657   ChemoCentryx, Inc., Series B *, (a)                      2,840,908
   481,688   ChemoCentryx, Inc., Series B *, (a)                      1,252,389

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


                                                                   MARKET VALUE/
  SHARES                                                            FAIR VALUE
--------------------------------------------------------------------------------
             PREFERRED STOCKS (CONTINUED)
             ----------------------------
             TECHNOLOGY PLATFORM/DRUG DISCOVERY (CONTINUED)
   862,381   Neogenesis Drug Discovery, Inc., Series D *, (a)     $   3,217,500
                                                                  -------------
                                                                      8,022,001
                                                                  -------------
             THERAPEUTICS (6.23%)
 1,702,846   ARYX Therapeutics, Seried C *, (a)                       2,818,210
 1,145,948   ARYX Therapeutics, Series D *, (a)                       1,896,544
    39,521   Bioenvision, Inc., Series A *, (b)                         315,773
   316,182   Bioenvision, Inc., Series A *, (b)                       2,526,294
   136,000   DOV Pharmaceutical, Inc. *                               2,331,040
 1,352,869   Xenoport, Inc., Series B *, (a)                          2,367,521
   189,655   Xenoport, Inc., Series C *, (a)                            340,259
                                                                  -------------
                                                                     12,595,641
                                                                  -------------
             TOTAL PREFERRED STOCKS (Cost $40,645,341)               36,262,598
                                                                  -------------
             WARRANTS (3.37%)
             ----------------
             MEDICAL - DRUGS (0.04%)
    28,174   Auxilium Pharmaceuticals, Inc. $5.625,
               10/30/10 *, (a)                                           81,845
                                                                  -------------
             MEDICAL - BIOMEDICAL/GENETICS (2.25%)
   391,681   LifeCell Corp., $1.92, 07/10/06 *, (b)                   3,164,782
    92,387   Molecular Staging, Inc., Series D, $7.38,
               11/15/05, *, (a)                                               0
 6,581,142   Predix Pharmaceuticals Holdings, Inc., $0.01,
               08/08/08 *, (a)                                        1,384,672
                                                                  -------------
                                                                      4,549,454
                                                                  -------------
             THERAPEUTICS (1.08%)
   410,930   Amnis Corporation, Inc., Series B-2, $1.25,
               12/31/03 *, (a)                                                0
   316,091   Bioenvision, Inc., $2.00, 05/16/07 *, (b)                1,893,385
     7,904   Bioenvision, Inc., $7.50, 03/22/09 *, (a)                    3,873
   124,178   DOV Pharmaceuticals, Inc., $16.00,
               07/31/06 *, (b)                                          141,563
    53,767   Xenoport, Inc., 01/15/09 *, (a)                            133,880
                                                                  -------------
                                                                      2,172,701
                                                                  -------------
             TOTAL WARRANTS (Cost $850,268)                           6,804,000
                                                                  -------------
  TOTAL INVESTMENTS IN SECURITIES -- 100.10%                        202,417,152
                                                                  -------------
  OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.10%)               (200,166)
                                                                  -------------
  TOTAL NET ASSETS -- 100.00%                                     $ 202,216,986
                                                                  =============

*   Non-income producing security.
** Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.
(a) Private equity investment valued at fair value.
    The total market value of investments carried at fair value amounted to $32,693,762 which represented 16.17% of the net assets at September 30, 2004.
(b) Private investment in public equity (freely tradeable) at market value.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      UBS Juniper Crossover Fund L.L.C.
            ----------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         ---------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date    November 18, 2004
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         ---------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date    November 18, 2004
    ------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mitchell Tanzman
                         ---------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date    November 18, 2004
    ------------------------------------------------------------------------

By (Signature and Title)*  /s/ Gregory Brousseau
                         ---------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date    November 18, 2004
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         ---------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date    November 18, 2004
    ------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.